Supplemental cash flow information - Disclosure of non-cash working capital (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ (267,606)	$ (128,387)	$ 631,801
Inventories	9,225	(148,850)	49,446
Prepaid expenses and other	383,357	(440,242)	425,876
Deferred costs	(35,596)	0	0
Accounts payable and accrued liabilities	(257,257)	(1,666,486)	2,515,289
Contract liabilities	(399)	73,699	17,410
Warrant liabilities	(25,395)	0	0
Accrued royalties liability	(150,000)	0	0
Changes in working capital	$ (343,671)	$ (2,310,266)	$ 3,639,822